Business combinations and investments - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands											3 Months Ended		6 Months Ended			12 Months Ended
	Aug. 02, 2021	Jun. 08, 2021	Mar. 30, 2021	Nov. 30, 2020	Oct. 05, 2020	Jul. 15, 2020	Mar. 27, 2020	Jan. 22, 2020	Aug. 23, 2019	Jan. 30, 2018	Jul. 03, 2021	Jun. 27, 2020	Jul. 03, 2021	Jul. 03, 2021	Jun. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 24, 2021	Jan. 31, 2020
Business Acquisition [Line Items]
Expected future amortization, remainder of fiscal year			$ 2,238
Expected future amortization, year one			4,475													$ 28,262
Expected future amortization, year two			4,381													23,910
Expected future amortization, year three			4,350													22,297
Expected future amortization, year four			$ 4,350													$ 22,297
Acquisition costs											$ 1,833		$ 5,029
Revenue of acquiree since acquisition date											11,870		3,529
Acquisition integration costs and inventory related adjustments											3,939		$ 7,135
Variable interest entity, ownership percentage													8.80%
Impairment of variable interest entity assets											5,674	$ 0		$ 5,674	$ 0
Impairment of variable interest entity assets, attributable to noncontrolling interest		$ 5,176
Impairment of variable interest entity		$ 1,369
Equity method investments											$ 17,737		$ 17,737	$ 17,737
Equity method investment, ownership percentage											10.03%		10.03%	10.03%
Income (loss) from equity method investments											$ 432		$ 901
Period after receipt of statistical report for which the company may terminate agreement	30 days
Payment due upon termination of agreement	$ 30,000
Escrow deposit	50,000
Consideration transferred upon achievement of certain sales milestones	150,000
Consideration payable upon closing	$ 314,895
Variable interest entity, ownership percentage													8.80%
Debt instrument interest rate percentage											2.60%		2.60%	2.60%
Equity method investment ownership percentage											10.03%		10.03%	10.03%
Equity method investment											$ 17,737		$ 17,737	$ 17,737
Net losses from equity method investment											$ 432		$ 901
Vaporox
Business Acquisition [Line Items]
Investment owned, balance, shares (in shares)																		406,504
Investment owned, ownership percentage																		6.00%
Investment owned, cost																		$ 1,000
Bioness, Inc
Business Acquisition [Line Items]
Percentage of business acquired			100.00%								100.00%		100.00%	100.00%
Contingent consideration at fair value			$ 43,000
Escrow deposit			4,207
Consideration payable upon closing			91,933
Bioness, Inc | Maximum
Business Acquisition [Line Items]
Contingent consideration at fair value			65,000
Bioness, Inc | Convertible Debt
Business Acquisition [Line Items]
Repayments of convertible debt			1,500
Bioness, Inc | Obtaining FDA Approval Of Certain Products
Business Acquisition [Line Items]
Contingent consideration at fair value			15,000
Bioness, Inc | Meeting Net Sales Targets Over A Three-Year Period, Payment One
Business Acquisition [Line Items]
Contingent consideration at fair value			20,000
Bioness, Inc | Meeting Net Sales Targets Over A Three-Year Period, Payment Two
Business Acquisition [Line Items]
Contingent consideration at fair value			10,000
Bioness, Inc | For Obtaining CMS Coverage And Reimbursement For Certain Products
Business Acquisition [Line Items]
Contingent consideration at fair value			$ 20,000
CartiHeal
Business Acquisition [Line Items]
Percentage of business acquired											100.00%		100.00%	100.00%
Period after FDA approval for which company may exercise option to purchase remaining equity													45 days
Period after FDA approval for which CartiHeal may exercise option that requires the Company to purchase the remaining equity													45 days
Period after FDA approval for which company may exercise option to purchase remaining equity													45 days
Period after FDA approval for which CartiHeal may exercise option that requires the Company to purchase the remaining equity													45 days
CartiHeal | Series G Preferred Stock
Business Acquisition [Line Items]
Additional shares to be purchased upon completion of study (in shares)											338,089		338,089	338,089
Additional investment to be purchased upon completion of study											$ 5,000		$ 5,000	$ 5,000
Additional shares to be purchased upon completion of study (in shares)											338,089		338,089	338,089
Additional investment to be purchased upon completion of study											$ 5,000		$ 5,000	$ 5,000
Bio Ventus LLC
Business Acquisition [Line Items]
Fair value of intangible assets used to determined using the income approach through excess earnings analysis with projected earnings discounted rate, percentage																16.50%
Bio Ventus LLC | In Process Research and Development
Business Acquisition [Line Items]
Intangible assets fair value disclosure																$ 1,445
Bio Ventus LLC | Promissory Note | Harbor Common Stock
Business Acquisition [Line Items]
Debt conversion converted instrument warrants issued							428,572
Bio Ventus LLC | Harbor Medtech Inc
Business Acquisition [Line Items]
Percentage of noncontrolling interest																91.20%
Bio Ventus LLC | Variable Interest Entity, Primary Beneficiary | Promissory Note
Business Acquisition [Line Items]
Debt conversion converted instrument amount							$ 500
Debt instrument convertible conversion exercisable price							$ 1.167
Maturity date							Mar. 27, 2025									Aug. 31, 2021	Aug. 31, 2020
Debt instrument face amount				$ 320
Refinanced with additional borrowings amount																$ 1,811
Debt instrument interest rate percentage																8.00%
Debt instrument frequency of periodic payment																monthly
Bio Ventus LLC | Variable Interest Entity, Primary Beneficiary | Promissory Note | Other Current Liabilities
Business Acquisition [Line Items]
Debt instrument face amount																	$ 1,845
Bio Ventus LLC | Variable Interest Entity, Primary Beneficiary | Harbor Series C Preferred Stock
Business Acquisition [Line Items]
Stock issued during period shares new issues					285,714
Stock issued during period value new issues					$ 1,000
Bio Ventus LLC | Variable Interest Entity, Primary Beneficiary | Harbor Series C Preferred Stock | Promissory Note
Business Acquisition [Line Items]
Debt conversion converted instrument shares issued				92,500			142,858
Debt instrument convertible conversion price				$ 3.50
Bio Ventus LLC | Variable Interest Entity, Primary Beneficiary | Harbor Medtech Inc | Series C Preferred Stock
Business Acquisition [Line Items]
Variable interest entity, ownership percentage									3.10%
Variable interest entity shares purchased									285,714
Variable interest entity, ownership percentage									3.10%
Variable interest entity cost									$ 1,000
Bio Ventus LLC | CartiHeal Ltd
Business Acquisition [Line Items]
Equity method investments						$ 16,579										$ 18,689
Equity method investment, ownership percentage										2.80%
Income (loss) from equity method investments																$ (467)
Period after FDA approval for which company may exercise option to purchase remaining equity																45 days
Period after FDA approval for which CartiHeal may exercise option that requires the Company to purchase the remaining equity																45 days
Equity method investment ownership percentage										2.80%
Equity method investment aggregate cost										$ 2,500
Equity method investment capitalized transaction costs						1,427													$ 152
Equity method investment						$ 16,579										$ 18,689
Net losses from equity method investment																$ (467)
Period after FDA approval for which company may exercise option to purchase remaining equity																45 days
Period after FDA approval for which CartiHeal may exercise option that requires the Company to purchase the remaining equity																45 days
Bio Ventus LLC | CartiHeal Ltd | Option and Equity Purchase Agreement
Business Acquisition [Line Items]
Increase in equity ownership percentage						10.03%
Bio Ventus LLC | CartiHeal Ltd | Simple Agreement For Future Equity
Business Acquisition [Line Items]
Additional investment,cash paid								$ 152
Bio Ventus LLC | CartiHeal Ltd | Series G Preferred Stock
Business Acquisition [Line Items]
Additional shares to be purchased upon completion of study (in shares)																338,089
Additional investment to be purchased upon completion of study																$ 5,000
Additional shares to be purchased upon completion of study (in shares)																338,089
Additional investment to be purchased upon completion of study																$ 5,000
Bio Ventus LLC | CartiHeal Ltd | Series G Preferred Stock | Option and Equity Purchase Agreement
Business Acquisition [Line Items]
Additional shares purchased						1,014,267
Additional shares purchased Value						$ 15,000
Bio Ventus LLC | CartiHeal Ltd | Series F Convertible Preferred Stock
Business Acquisition [Line Items]
Number of shares issued										337,397
Bio Ventus LLC | CartiHeal Ltd | Series G1 Preferred Stock
Business Acquisition [Line Items]
Number of shares issued						12,825